UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-23c-3
Notification of Repurchase Offer

Pursuant to Rule 23c-3

1.	Investment Company Act File Number: 811-24173
2.	Date of Notification: November 13, 2026
3.	Exact name of Investment Company as specified in registration statement: Alpha Summit Strategic Alternatives Fund
4.	Address of principal executive office: (number, street, city, state, zip code)
Alpha Summit Strategic Alternatives Fund c/o UMB Fund Services 235 West Galena Street Milwaukee, WI 53212
5.	Check one of the following:
A.	[X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.
B.	[ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.
C.	[ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.
/s/ Starr Frohlich
Name, Treasurer

ALPHA SUMMIT STRATEGIC ALTERNATIVES FUND

NOTICE OF QUARTERLY REPURCHASE OFFER

If you own shares through a broker and wish to sell your shares, contact your broker or financial professional.

**IF YOU DO NOT WISH TO SELL YOUR SHARES AT THIS TIME, PLEASE DISREGARD THIS NOTICE**

November 13, 2026

Dear Alpha Summit Strategic Alternatives Fund Shareholder,

Thank you for your investment. The purpose of this notification is to announce the quarterly repurchase offer of outstanding Class I Shares (“Shares”) for the Alpha Summit Strategic Alternatives Fund (the “Fund”). Quarterly repurchase offers provide shareholders with access to their assets and a degree of liquidity. You will receive a notice similar to this once per quarter. The Fund will offer to repurchase Shares only during each regularly scheduled quarterly repurchase offer period.

The repurchase offer period will begin on November 13, 2026 and, unless extended, will expire on December 15, 2026 (“Repurchase Request Deadline”). Shares accepted for repurchase will be purchased at a price equal to the net asset value (“NAV”) of such Shares on the Repurchase Request Deadline. For informational purposes, on November 6, 2026 the NAV per Share of the Fund was $25.06. If you own Shares through a broker/dealer or advisor, please contact your financial professional.

If you wish to tender Shares, your financial professional will provide you with specific instructions. If you are unable to contact your financial professional and wish to tender Shares you can alternatively complete the attached repurchase request form (“Repurchase Request Form”).

All Repurchase Request Forms must be completed in proper form and received by UMB Fund Services, Inc. (the “Transfer Agent”) by 4:00 p.m. Eastern time on December 15, 2026, to be effective. There can be no assurance that the Fund will be able to repurchase all the Shares that you tender even if you tender all the Shares that you own.

For details of the offer, please refer to the attached Repurchase Offer document.

Sincerely,

Alpha Summit Strategic Alternatives Fund

The Repurchase Request Deadline will be strictly observed. If you fail to submit your Repurchase Request Form in proper form to the Transfer Agent prior to the Repurchase Request Deadline, the Fund will not repurchase your Shares, or a portion thereof, until a subsequent quarterly repurchase offer, at which time you must submit a new repurchase request for that offer. Shares would be subject to NAV fluctuations during that time.

ALPHA SUMMIT STRATEGIC ALTERNATIVES FUND
REPURCHASE OFFER

1.      THE OFFER. Alpha Summit Strategic Alternatives Fund (the “Fund”) is offering to repurchase, for cash, up to five percent (5%) of its issued and outstanding Class I Shares (“Shares”) at a price equal to the net asset value (“NAV”) as of the close of regular trading (4:00 p.m. Eastern Time) of the New York Stock Exchange (“NYSE”) on the Repurchase Pricing Date (defined below). The purpose of this offer is to provide a level of liquidity to shareholders given that no secondary market exists for these Shares. This offer is not conditioned on the tender of any minimum number of Shares. This offer is made subject to the terms and conditions made in this Repurchase Offer and the Fund’s prospectus and statement of additional information.

2.      REPURCHASE REQUEST DEADLINE. All tenders of Shares for repurchase must be received in proper form by UMB Fund Services, Inc., the Fund’s transfer agent (the “Transfer Agent”), at its office before 4:00 p.m. Eastern Time on December 15, 2026 (the “Repurchase Request Deadline”). The Repurchase Request Deadline will be strictly observed. Please allow an appropriate amount of time for your Repurchase Request Form to reach the Fund.

3.      REPURCHASE PRICING DATE. The NAV used to calculate the repurchase price will be determined on December 15, 2026 (the “Repurchase Pricing Date”). This may be higher or lower than the NAV on the date on which you return your Repurchase Request Form.

4.      NET ASSET VALUE. The NAV of Class I Shares as of the close of business on November 6, 2026 was $25.06. You must determine whether to tender Shares prior to the Repurchase Request Deadline, but the NAV at which the Fund will repurchase Shares will not be calculated until the Repurchase Pricing Date. The NAV may fluctuate between the date you submit your Repurchase Request, the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline and the Repurchase Pricing Date could be higher or lower than on the date you submit a Repurchase Request. Please call 877-258-1953 for the Fund’s current NAV. The Shares of the Fund are not traded on any organized market or securities exchange.

5.      PAYMENT FOR SHARES REPURCHASED. Payment pursuant to this Repurchase Offer will be made by check to the shareholder’s address of record, or credited directly to a predetermined bank account on the purchase payment date, which will be no more than seven (7) days after the Repurchase Pricing Date. The Fund will not charge a repurchase fee.

6.      INCREASE IN NUMBER OF SHARES REPURCHASED; PRO RATA REPURCHASES. If shareholders tender for repurchase more than five percent (5%) of the outstanding Shares of the Fund, the Fund may (but is not obligated to) increase the number of Shares that the Fund is offering to purchase by up to two percent (2%) of the number of shares outstanding on the Repurchase Request Deadline. If the number of Shares tendered for repurchase exceeds the number of Shares which the Fund is offering to repurchase, the Fund will repurchase tendered shares on a pro rata basis. The Fund may, in its discretion, accept all Shares tendered by shareholders who own fewer than 100 Shares and tender all their Shares for repurchase in this Repurchase Offer, before prorating the Shares tendered by other shareholders. This provision may not be supported by all intermediaries. Please contact your broker for more information. There can be no assurance that the Fund will be able to repurchase all the Shares that you tender even if you tender all the Shares that you own. In the event of an oversubscribed Repurchase Offer, you may be unable to liquidate some or all of your investment at NAV. You may have to wait until a subsequent repurchase offer to tender Shares that the Fund was unable to repurchase, and you would be subject to the risk of NAV fluctuations during that time.

7.      WITHDRAWAL OR MODIFICATION OF TENDER OF SHARES FOR REPURCHASE. Shares tendered pursuant to the Repurchase Offer may be withdrawn or you may change the number of Shares tendered at any time prior to 4:00 p.m. Eastern Time on the Repurchase Request Deadline. You must send a written notice to the Transfer Agent at one of the addresses specified in this Repurchase Offer, and the Transfer Agent must receive it before the Repurchase Request Deadline.

8.      SUSPENSION OR POSTPONEMENT OF REPURCHASE OFFER. The Fund may not suspend or postpone a repurchase offer except pursuant to a vote of a majority of the Trustees, including a majority of the Trustees who are not “interested persons” of the Fund (as that term is defined in the Investment Company Act of 1940 Act, as amended) and only:

(A)    if making or effecting the repurchase offer would cause the Fund to lose its status as a regulated investment company under the Internal Revenue Code of 1986, as amended;

(B)    for any period during which the NYSE or any market on which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted;

(C)    for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or

(D)    for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.

9.      TAX CONSEQUENCES. You should review the tax information in the Fund’s prospectus and statement of additional information and consult your tax adviser regarding any specific consequences, including state and local tax consequences, of participating in the repurchase. Generally, any tender of Shares to the Fund would be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short or long term, depending on the length of time the Shares have been held by the shareholder.

10.    PROPER FORM OF REPURCHASE REQUEST DOCUMENTS. All questions as to the validity, form, eligibility (including, for example, the time of receipt) and acceptance of repurchase requests will be determined by the Fund and the Transfer Agent, in their sole discretion, and that determination will be final and binding. The Fund reserves the right to reject any and all tenders of repurchase requests for shares determined not to be in the proper form, or to refuse to accept for payment, purchase, exchange or pay for any shares if, in the opinion of counsel to the Fund or the Transfer Agent, accepting, purchasing, exchanging, or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this Repurchase Offer or any defect in any tender of shares, whether in general or with respect to any particular shares or shareholder(s). The Fund’s interpretations of the terms and conditions of this Repurchase Offer shall be final and binding. Unless waived, any defects or irregularities in connection with repurchase requests must be cured within the times as the Fund shall determine. Tenders of shares will not be deemed to have been made until all defects or irregularities have been cured or waived.

None of the Fund, the Transfer Agent, SteelPeak Wealth, LLC, the Fund’s investment manager (the “Investment Manager”), Distribution Services, LLC (the “Distributor”) nor any other person or entity is or will be obligated to give notice of any defects or irregularities in repurchase requests tendered, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, the Investment Manager, nor the Distributor is or will be obligated to ensure that your financial consultant, or any broker/dealer or any other third party through which your Shares may be held or registered, submits to you this Repurchase Offer or submits your tender of Shares to the Fund on your behalf.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder whether to tender or refrain from tendering Shares. Each shareholder must make an independent decision whether to tender Shares and, if so, how many Shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund whether shareholders should tender pursuant to this Repurchase Offer. No person has been authorized to give any information or to make any representations in connection with this Repurchase Offer other than those contained in this Repurchase Offer or in the Fund’s prospectus or statement of additional information. If given or made, any such recommendations and such information must not be relied upon as having been authorized by the Fund

For the Fund’s current NAV and other information about this Repurchase Offer, or for a copy of the Fund’s prospectus or statement of additional information, call 877-258-1953 or contact your financial advisor.

The Fund’s prospectus and statement of additional information contains more complete information on all charges, expenses, fees and risks. Please read it carefully before investing.

ALPHA SUMMIT STRATEGIC
ALTERNATIVES FUND
REPURCHASE REQUEST FORM

MUST BE RECEIVED BY 4:00 P.M., EASTERN TIME,
DECEMBER 15, 2026

Mail	For Additional Information:
Alpha Summit Strategic Alternatives Fund	Phone: 1-877-258-1953
c/o UMB Fund Services, Inc.	Fax: 1-816-860-3137
235 West Galena Street	Email: ipp.fundfax.fax@umb.com
Milwaukee, WI 53212

Please accept this tender of Class I Shares (“Shares”) of the Alpha Summit Strategic Alternatives Fund (the “Fund”) as designated below for repurchase at a price equal to their net asset value on the Repurchase Pricing Date.

I understand that this quarterly repurchase offer is limited to five percent (5%) of the outstanding Shares of the Fund and, that, if the offer is oversubscribed, the Fund may not purchase the full amount of the Shares that I am requesting, in which case the Fund will repurchase Shares on a pro rata basis.

Name(s) of Registered Shareholders:

Account Number:
Daytime Telephone Number:

Shares Tendered (fill in number or dollar amount as appropriate):

☐ All of the undersigned’s Shares.

If less than all Shares being tendered, indicate the amount of the undersigned’s number of Shares being tendered:

☐	Number of Class I Shares:	,	,	.

If less than all Shares being tendered and you prefer to tender a specific dollar amount, indicate the dollar amount of the undersigned’s shares being tendered:

☐	Class I Dollar Amount:	$	,	,	.

PLEASE NOTE:

1.	A TENDER REQUEST THAT DOES NOT SPECIFY ALL, A NUMBER OF SHARES OR AN AMOUNT OF DOLLARS WILL BE REJECTED.
2.	Alterations to this form are prohibited and the request will be rejected.
3.	To prevent backup withholding please ensure that a completed and signed application form or a Form W-9 (or Form W-8 for Non-U.S. shareholders) has been previously submitted.

Payment and Delivery Instructions:

Please choose your method of payment:

[   ]   Deliver All Proceeds via check to Shareholder Address

[   ]   Deliver All Proceeds to Bank Account on Record

[   ]   Deliver All Proceeds to New Bank Instructions (Must complete New Bank Instructions)

New Bank Instructions:

(Medallion Signature Guarantee Required* if this Part is completed)

Bank Name:
ABA Routing Number:
Credit to:
Name(s) on Bank Account:
Bank Account Number:
For Further Credit to:
Name(s) on Investors Account:
Investor Account Number at Broker:

Signature Guarantee:

ALL signatures MUST be guaranteed by an employee of a member firm of a regional or national securities exchange or of the Financial Industry Regulatory Authority, Inc., by an employee of a commercial bank or trust company having an office, branch or agency in the United States or any other “eligible guarantor institution” as that term is defined in Rule 17Ad-15(a)(2) of the Securities Exchange Act of 1934, as amended, unless all of the following conditions apply:

•        This Repurchase Request Form is signed by all registered holder(s) of the shares, AND

•        There is no change of registration for any shares you will continue to hold, AND

•        The payment is to be sent to the registered holder(s) of the shares at the address shown in the registration section of your account statement (provided no address changes have been made within the past 30 days) AND

•        The proceeds will be $100,000 or less

Signature Guaranteed By:

Signature of Owner(s) (Exactly as Appeared on Application Form upon Purchase of Shares)

Signature of Owner(s) (Exactly as Appeared on Application Form upon Purchase of Shares)

Date

If shares are registered in the name of a custodian, the custodian of the shares must execute this Repurchase Request Form.

Signature of Custodian

Name of Custodian

Title of Signatory

Date